Average Annual Total Returns - FidelitySeriesGlobalexUSIndexFund-PRO - FidelitySeriesGlobalexUSIndexFund-PRO - Fidelity Series Global ex U.S. Index Fund	Dec. 30, 2024
Fidelity Series Global ex U.S. Index Fund | Return Before Taxes
Average Annual Return:
Past 1 year	15.56%
Past 5 years	7.12%
Past 10 years	3.85%
Fidelity Series Global ex U.S. Index Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	14.65%
Past 5 years	6.41%
Past 10 years	3.16%
Fidelity Series Global ex U.S. Index Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	9.65%
Past 5 years	5.45%
Past 10 years	2.87%
MS112
Average Annual Return:
Past 1 year	15.82%
Past 5 years	7.26%
Past 10 years	4.00%